Schedule of Investments

Virtus AllianzGI Diversified Income & Convertible Fund

April 30, 2021 (unaudited)

	Principal Amount (000s)	Value

CONVERTIBLE BONDS & NOTES—70.6%

Airlines—2.1%
Air Canada,
4.00%, 7/1/25 (a)(c)	$1,140	$1,748,760
JetBlue Airways Corp.,
0.50%, 4/1/26 (a)(c)	2,175	2,376,187
Southwest Airlines Co.,
1.25%, 5/1/25 (f)	2,115	3,672,169

		7,797,116

Auto Manufacturers—3.0%
Ford Motor Co.,
zero coupon, 3/15/26 (a)(c)	4,145	4,093,187
NIO, Inc.,
0.50%, 2/1/27 (a)(c)	1,345	1,121,730
Tesla, Inc.,
2.00%, 5/15/24 (f)	530	6,049,619

		11,264,536

Biotechnology—4.4%
Apellis Pharmaceuticals, Inc.,
3.50%, 9/15/26 (a)(c)	1,130	1,764,269
Bridgebio Pharma, Inc.,
2.25%, 2/1/29 (a)(c)	2,010	1,847,007
Exact Sciences Corp. (f),
0.375%, 3/15/27	1,595	2,172,191
0.375%, 3/1/28	1,240	1,579,450
Guardant Health, Inc.,
zero coupon, 11/15/27 (a)(c)	2,175	2,850,609
Halozyme Therapeutics, Inc.,
0.25%, 3/1/27 (a)(c)	1,740	1,674,750
Illumina, Inc.,
zero coupon, 8/15/23	910	1,086,313
Insmed, Inc.,
1.75%, 1/15/25 (f)	1,255	1,399,325
NeoGenomics, Inc.,
0.25%, 1/15/28	1,930	1,949,344

		16,323,258

Commercial Services—5.0%
Alarm.com Holdings, Inc.,
zero coupon, 1/15/26 (a)(c)	1,675	1,561,937
Chegg, Inc.,
zero coupon, 9/1/26 (a)(c)(f)	3,560	3,910,660
Repay Holdings Corp.,
zero coupon, 2/1/26 (a)(c)(f)	1,595	1,542,166
Sabre GLBL, Inc.,
4.00%, 4/15/25	965	2,032,290
Shift4 Payments, Inc.,
zero coupon, 12/15/25 (a)(c)(f)	2,065	2,898,847
Square, Inc.,
zero coupon, 5/1/26 (a)(c)	850	977,500
0.125%, 3/1/25	895	1,854,887
0.25%, 11/1/27 (a)(c)(f)	1,705	2,003,375
0.50%, 5/15/23 (f)	585	1,842,659

		18,624,321

	Principal Amount (000s)	Value

Computers—2.2%
Lumentum Holdings, Inc.,
0.50%, 12/15/26	$2,090	$2,306,942
Pure Storage, Inc.,
0.125%, 4/15/23 (f)	2,305	2,451,944
Varonis Systems, Inc.,
1.25%, 8/15/25 (a)(c)(f)	705	1,290,150
Zscaler, Inc.,
0.125%, 7/1/25 (a)(c)(f)	1,405	1,981,050

		8,030,086

Diversified Financial Services—0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.,
zero coupon, 8/15/23 (f)	1,260	1,507,275

Electronics—1.0%
II-VI, Inc.,
0.25%, 9/1/22 (f)	1,155	1,722,394
Itron, Inc.,
zero coupon, 3/15/26 (a)(c)	2,135	2,120,862

		3,843,256

Energy-Alternate Sources—1.2%
Enphase Energy, Inc. (a)(c),
zero coupon, 3/1/26	1,465	1,326,558
zero coupon, 3/1/28	1,700	1,490,807
Plug Power, Inc.,
3.75%, 6/1/25 (a)(c)	95	538,049
SolarEdge Technologies, Inc.,
zero coupon, 9/15/25 (a)(c)(f)	850	1,029,350

		4,384,764

Entertainment—2.9%
DraftKings, Inc.,
zero coupon, 3/15/28 (a)(c)	3,435	3,278,707
IMAX Corp.,
0.50%, 4/1/26 (a)(c)	2,095	2,172,028
Live Nation Entertainment, Inc.,
2.00%, 2/15/25	1,960	2,151,100
Penn National Gaming, Inc.,
2.75%, 5/15/26 (f)	205	791,813
Vail Resorts, Inc.,
zero coupon, 1/1/26 (a)(c)	2,280	2,418,225

		10,811,873

Equity Real Estate Investment Trusts (REITs)—1.4%
Colony Capital Operating Co. LLC,
5.75%, 7/15/25 (a)(c)(f)	950	2,997,250
Pebblebrook Hotel Trust,
1.75%, 12/15/26 (f)	1,885	2,152,670

		5,149,920

Healthcare-Products—5.0%
CONMED Corp.,
2.625%, 2/1/24	1,180	1,947,796
Envista Holdings Corp.,
2.375%, 6/1/25 (a)(c)	1,140	2,443,134

Schedule of Investments

Virtus AllianzGI Diversified Income & Convertible Fund

April 30, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Insulet Corp.,
0.375%, 9/1/26 (f)	$2,345	$3,360,678
NanoString Technologies, Inc.,
2.625%, 3/1/25	885	1,637,781
Natera, Inc.,
2.25%, 5/1/27	750	2,202,656
Novocure Ltd.,
zero coupon, 11/1/25 (a)(c)	1,850	2,630,469
Omnicell, Inc.,
0.25%, 9/15/25 (a)(c)(f)	1,390	2,164,230
Repligen Corp.,
0.375%, 7/15/24 (f)	1,165	2,192,414

		18,579,158

Healthcare-Services—1.9%
Accolade, Inc.,
0.50%, 4/1/26 (a)(c)	1,530	1,860,501
Anthem, Inc.,
2.75%, 10/15/42	115	609,431
Oak Street Health, Inc.,
zero coupon, 3/15/26 (a)(c)(f)	2,330	2,421,744
Teladoc Health, Inc.,
1.25%, 6/1/27 (a)(c)(f)	2,045	2,286,566

		7,178,242

Internet—15.1%
21Vianet Group, Inc.,
zero coupon, 2/1/26 (a)(c)	420	370,650
Airbnb, Inc.,
zero coupon, 3/15/26 (a)(c)	3,205	3,171,700
Booking Holdings, Inc.,
0.75%, 5/1/25 (a)(c)	2,070	3,129,840
Etsy, Inc.,
0.125%, 9/1/27 (a)(c)	1,790	2,312,456
Eventbrite, Inc.,
0.75%, 9/15/26 (a)(c)	1,330	1,448,869
Expedia Group, Inc.,
zero coupon, 2/15/26 (a)(c)	2,675	2,899,700
Magnite, Inc.,
0.25%, 3/15/26 (a)(c)	1,600	1,505,000
Match Group Financeco 2, Inc.,
0.875%, 6/15/26 (a)(c)(f)	2,240	4,125,822
Okta, Inc. (f),
0.125%, 9/1/25	620	954,413
0.375%, 6/15/26 (a)(c)	1,615	2,118,678
Palo Alto Networks, Inc. (f),
0.375%, 6/1/25 (a)(c)	2,490	3,246,960
0.75%, 7/1/23	620	872,650
RealReal, Inc. (a)(c)(f),
1.00%, 3/1/28	1,345	1,407,274
3.00%, 6/15/25	650	1,038,584
Shopify, Inc.,
0.125%, 11/1/25 (f)	1,940	2,273,437
Snap, Inc.,
zero coupon, 5/1/27 (a)(c)	2,140	2,189,487
0.75%, 8/1/26 (f)	1,275	3,499,875

	Principal Amount (000s)	Value

Spotify USA, Inc.,
zero coupon, 3/15/26 (a)(c)(f)	$2,240	$2,065,280
TechTarget, Inc.,
0.125%, 12/15/25 (a)(c)(f)	1,175	1,471,805
Twitter, Inc. (f),
zero coupon, 3/15/26 (a)(c)	1,070	972,941
0.25%, 6/15/24	1,080	1,322,698
Uber Technologies, Inc.,
zero coupon, 12/15/25 (a)(c)(f)	3,225	3,383,112
Wayfair, Inc. (f),
0.625%, 10/1/25 (a)(c)	1,215	1,259,803
1.00%, 8/15/26	915	1,910,063
Zendesk, Inc.,
0.625%, 6/15/25 (a)(c)(f)	1,700	2,494,750
Zillow Group, Inc.,
2.75%, 5/15/25 (f)	2,185	4,513,391

		55,959,238

Iron/Steel—0.5%
Cleveland-Cliffs, Inc.,
1.50%, 1/15/25	720	1,681,920

Leisure—2.1%
Callaway Golf Co.,
2.75%, 5/1/26 (a)(c)	820	1,477,537
NCL Corp., Ltd.,
5.375%, 8/1/25 (a)(c)	1,295	2,451,435
Royal Caribbean Cruises Ltd. (a)(c)(f),
2.875%, 11/15/23	1,850	2,392,975
4.25%, 6/15/23	1,140	1,599,990

		7,921,937

Machinery-Diversified—0.9%
Chart Industries, Inc.,
1.00%, 11/15/24 (a)(c)(f)	610	1,691,606
Middleby Corp.,
1.00%, 9/1/25 (a)(c)	1,050	1,572,900

		3,264,506

Media—1.6%
DISH Network Corp.,
zero coupon, 12/15/25 (a)(c)	2,460	3,006,120
Liberty Broadband Corp.,
2.75%, 9/30/50 (a)(c)	1,290	1,327,564
Liberty Media Corp.,
1.375%, 10/15/23 (f)	1,290	1,678,532

		6,012,216

Mining—0.3%
MP Materials Corp.,
0.25%, 4/1/26 (a)(c)	450	427,781
SSR Mining, Inc.,
2.50%, 4/1/39	720	858,600

		1,286,381

Schedule of Investments

Virtus AllianzGI Diversified Income & Convertible Fund

April 30, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Oil, Gas & Consumable Fuels—1.8%
EQT Corp.,
1.75%, 5/1/26 (a)(c)	$2,305	$3,421,542
Pioneer Natural Resources Co.,
0.25%, 5/15/25 (a)(c)(f)	2,120	3,216,040

		6,637,582

Pharmaceuticals—1.3%
DexCom, Inc.,
0.75%, 12/1/23 (f)	855	2,015,662
Jazz Investments I Ltd.,
2.00%, 6/15/26 (a)(c)	2,265	2,896,369

		4,912,031

Real Estate—0.2%
Redfin Corp.,
zero coupon, 10/15/25 (a)(c)(f)	645	776,580

Retail—2.9%
American Eagle Outfitters, Inc.,
3.75%, 4/15/25 (a)(c)	530	2,133,250
Burlington Stores, Inc.,
2.25%, 4/15/25 (a)(c)(f)	1,765	2,816,278
Dick’s Sporting Goods, Inc.,
3.25%, 4/15/25	730	1,792,150
RH,
zero coupon, 9/15/24	720	2,341,162
Shake Shack, Inc.,
zero coupon, 3/1/28 (a)(c)(f)	1,775	1,678,485

		10,761,325

Semiconductors—3.9%
Cree, Inc.,
0.875%, 9/1/23 (f)	330	555,844
1.75%, 5/1/26 (a)(c)	335	733,014
MACOM Technology Solutions Holdings, Inc.,
0.25%, 3/15/26 (a)(c)	1,645	1,638,831
Microchip Technology, Inc.,
0.125%, 11/15/24	3,980	4,512,325
Micron Technology, Inc.,
3.125%, 5/1/32, Ser. D	190	1,636,147
ON Semiconductor Corp.,
1.625%, 10/15/23 (f)	1,010	1,970,131
Synaptics, Inc.,
0.50%, 6/15/22 (f)	875	1,667,422
Teradyne, Inc.,
1.25%, 12/15/23 (f)	420	1,660,837

		14,374,551

Software—8.7%
Atlassian, Inc.,
0.625%, 5/1/23 (f)	410	1,191,563
Bentley Systems, Inc.,
0.125%, 1/15/26 (a)(c)	2,445	2,588,644
Bill.com Holdings, Inc.,
zero coupon, 12/1/25 (a)(c)	1,505	1,822,931

	Principal Amount (000s)	Value

Blackline, Inc.,
zero coupon, 3/15/26 (a)(c)	$1,920	$1,892,400
Cardlytics, Inc.,
1.00%, 9/15/25 (a)(c)	935	1,664,861
Cloudflare, Inc.,
0.75%, 5/15/25 (a)(c)(f)	870	2,017,312
Coupa Software, Inc.,
0.375%, 6/15/26 (a)(c)(f)	1,980	2,281,950
Five9, Inc.,
0.50%, 6/1/25 (a)(c)(f)	1,370	2,080,250
HubSpot, Inc.,
0.375%, 6/1/25 (a)(c)(f)	1,165	2,251,362
LivePerson, Inc.,
zero coupon, 12/15/26 (a)(c)	1,505	1,509,665
MicroStrategy, Inc.,
zero coupon, 2/15/27 (a)(c)	2,670	2,192,070
MongoDB, Inc.,
0.25%, 1/15/26	945	1,463,569
RingCentral, Inc.,
zero coupon, 3/1/25 (f)	1,550	1,755,046
Splunk, Inc.,
0.50%, 9/15/23 (f)	730	808,019
Twilio, Inc.,
0.25%, 6/1/23 (f)	255	1,321,538
Tyler Technologies, Inc.,
0.25%, 3/15/26 (a)(c)(f)	1,450	1,530,475
Workday, Inc.,
0.25%, 10/1/22	735	1,250,897
Zynga, Inc. (f),
zero coupon, 12/15/26 (a)(c)	1,145	1,238,031
0.25%, 6/1/24	1,065	1,493,023

		32,353,606

Telecommunications—0.4%
Viavi Solutions, Inc.,
1.00%, 3/1/24 (f)	1,060	1,423,713

Transportation—0.4%
Seaspan Corp.,
3.75%, 12/15/25 (a)(c)(f)	1,155	1,398,705

Total Convertible Bonds & Notes (Cost—$226,419,182)		262,258,096

	Shares

COMMON STOCK—29.2%

Air Freight & Logistics—0.3%
FedEx Corp. (f)	3,670	1,065,438

Automobiles—1.1%
Ford Motor Co. (h)	63,240	729,790
Tesla, Inc. (f)(h)	4,550	3,227,952

		3,957,742

Schedule of Investments

Virtus AllianzGI Diversified Income & Convertible Fund

April 30, 2021 (unaudited) (continued)

	Shares	Value

Banks—0.8%
CCF Holdings LLC (d)(e)(h)	491,272	$196,509
CCF Holdings LLC, Class M (d)(e)(h)	219,990	87,996
CCF Holdings LLC, Class B (d)(e)(h)	5,357	2,143
JPMorgan Chase & Co.	9,190	1,413,514
Wells Fargo & Co.	25,530	1,150,126

		2,850,288

Biotechnology—0.3%
AbbVie, Inc.	10,225	1,140,088

Capital Markets—0.5%
Charles Schwab Corp.	11,765	828,256
S&P Global, Inc.	2,855	1,114,563

		1,942,819

Chemicals—0.2%
Chemours Co.	16,600	501,320
Dow, Inc.	4,055	253,438

		754,758

Entertainment—0.7%
Activision Blizzard, Inc. (f)	12,000	1,094,280
Netflix, Inc. (f)(h)	1,100	564,817
Roku, Inc. (h)	2,505	859,140

		2,518,237

Equity Real Estate Investment Trusts (REITs)—0.4%
Crown Castle International Corp.	7,700	1,455,762

Food & Staples Retailing—0.3%
Costco Wholesale Corp. (f)	3,170	1,179,525

Healthcare Equipment & Supplies—1.2%
Abbott Laboratories	11,525	1,383,922
Align Technology, Inc. (h)	1,910	1,137,462
DexCom, Inc. (f)(h)	1,730	667,953
Intuitive Surgical, Inc. (h)	1,530	1,323,450

		4,512,787

Healthcare Providers & Services—0.7%
UnitedHealth Group, Inc.	6,700	2,671,960

Hotels, Restaurants & Leisure—1.3%
Booking Holdings, Inc. (h)	745	1,837,230
Darden Restaurants, Inc.	5,270	773,214
MGM Resorts International (f)	15,900	647,448
Starbucks Corp.	13,203	1,511,611

		4,769,503

Household Durables—0.4%
DR Horton, Inc. (f)	14,050	1,380,974

Industrial Conglomerates—0.3%
Honeywell International, Inc.	4,800	1,070,592

Insurance—0.2%
Aon PLC, Class A	3,135	788,264

Interactive Media & Services—3.5%
Alphabet, Inc., Class A (h)	2,585	6,083,798
Facebook, Inc., Class A (h)	17,915	5,823,808
Match Group, Inc. (f)(h)	5,534	861,256

		12,768,862

	Shares	Value

Internet & Direct Marketing Retail—1.4%
Amazon.com, Inc. (h)	1,525	$5,287,815

IT Services—2.9%
Accenture PLC, Class A	3,575	1,036,643
Mastercard, Inc., Class A	6,905	2,638,124
PayPal Holdings, Inc. (f)(h)	8,610	2,258,317
Shopify, Inc., Class A (h)	460	543,955
Square, Inc., Class A (h)	3,595	880,128
Twilio, Inc., Class A (h)	2,125	781,575
Visa, Inc., Class A (f)	11,810	2,758,343

		10,897,085

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.	6,687	893,651
Illumina, Inc. (h)	835	328,021
IQVIA Holdings, Inc. (h)	6,860	1,609,974
Thermo Fisher Scientific, Inc.	2,775	1,304,888

		4,136,534

Machinery—0.6%
Caterpillar, Inc. (f)	4,880	1,113,177
Deere & Co. (f)	3,140	1,164,469

		2,277,646

Media—0.0%
LiveStyle, Inc. (cost—$0; purchased 2/3/16-11/30/16) (d)(e)(g)(h)(i)	13,574	—	*

Metals & Mining—0.3%
Freeport-McMoRan, Inc.	32,505	1,225,764

Multi-Line Retail—0.3%
Target Corp. (f)	5,350	1,108,841

Oil, Gas & Consumable Fuels—0.3%
Occidental Petroleum Corp.	8,170	207,191
Southwestern Energy Co. (f)(h)	60,184	256,986
Valero Energy Corp.	6,200	458,552

		922,729

Pharmaceuticals—0.9%
Eli Lilly & Co.	7,475	1,366,206
Horizon Therapeutics PLC (h)	9,000	851,580
Zoetis, Inc.	6,770	1,171,413

		3,389,199

Road & Rail—0.2%
Union Pacific Corp.	3,725	827,285

Semiconductors & Semiconductor Equipment—2.8%
Advanced Micro Devices, Inc. (f)(h)	13,240	1,080,649
Broadcom, Inc.	2,055	937,491
Enphase Energy, Inc. (h)	5,575	776,319
Intel Corp.	4,085	235,010
Lam Research Corp.	2,750	1,706,238
Marvell Technology, Inc.	17,190	777,160
Micron Technology, Inc. (f)(h)	15,675	1,349,147
NVIDIA Corp. (f)	4,022	2,414,728
QUALCOMM, Inc.	6,350	881,380

		10,158,122

Schedule of Investments

Virtus AllianzGI Diversified Income & Convertible Fund

April 30, 2021 (unaudited) (continued)

	Shares	Value

Software—3.5%
Adobe, Inc. (h)	2,840	$1,443,686
Atlassian Corp. PLC, Class A (f)(h)	2,440	579,646
Crowdstrike Holdings, Inc., Class A (f)(h)	5,800	1,209,358
DocuSign, Inc. (f)(h)	2,585	576,300
Intuit, Inc.	3,125	1,288,000
Microsoft Corp.	22,480	5,669,006
Salesforce.com, Inc. (h)	3,800	875,216
ServiceNow, Inc. (f)(h)	1,005	508,902
Workday, Inc., Class A (h)	3,525	870,675

		13,020,789

Specialty Retail—0.9%
Home Depot, Inc.	8,800	2,848,296
TJX Cos., Inc.	7,460	529,660

		3,377,956

Technology Hardware, Storage & Peripherals—1.3%
Apple, Inc.	37,634	4,947,366

Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc., Class B	14,615	1,938,241

Total Common Stock (Cost—$87,002,892)		108,342,971

	Principal Amount (000s)

CORPORATE BONDS & NOTES—15.1%

Advertising—0.0%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 4/15/28 (a)(c)	$155	159,582

Aerospace & Defense—0.4%
TransDigm, Inc.,
5.50%, 11/15/27 (f)	345	359,007
6.375%, 6/15/26	140	145,162
6.50%, 5/15/25 (f)	715	724,244
Triumph Group, Inc. (a)(c)(f),
6.25%, 9/15/24	175	176,523
8.875%, 6/1/24	180	200,250

		1,605,186

Airlines—0.4%
American Airlines, Inc. (a)(c),
5.75%, 4/20/29	300	321,450
11.75%, 7/15/25 (f)	300	375,750
Delta Air Lines, Inc.,
7.375%, 1/15/26 (f)	375	440,484
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 1/20/26 (a)(c)	300	316,875

		1,454,559

	Principal Amount (000s)	Value

Auto Components—0.6%
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27	$590	$623,187
Clarios Global L.P.,
8.50%, 5/15/27 (a)(c)(f)	645	696,600
Goodyear Tire & Rubber Co.,
5.00%, 5/31/26 (f)	320	328,400
5.25%, 4/30/31	295	297,272
Tenneco, Inc.,
7.875%, 1/15/29 (a)(c)(f)	350	394,082

		2,339,541

Auto Manufacturers—0.7%
Ford Motor Co.,
7.45%, 7/16/31	250	321,563
9.00%, 4/22/25 (f)	530	647,262
9.625%, 4/22/30 (f)	460	645,150
Ford Motor Credit Co. LLC,
5.125%, 6/16/25 (f)	150	163,860
Navistar International Corp.,
6.625%, 11/1/25 (a)(c)(f)	410	424,350
Tesla, Inc.,
5.30%, 8/15/25 (a)(c)(f)	255	264,244

		2,466,429

Beverages—0.1%
Triton Water Holdings, Inc.,
6.25%, 4/1/29 (a)(c)	300	303,750

Building Materials—0.2%
Builders FirstSource, Inc.,
5.00%, 3/1/30 (a)(c)(f)	410	435,112
Griffon Corp.,
5.75%, 3/1/28	230	245,525

		680,637

Chemicals—0.1%
Tronox, Inc.,
4.625%, 3/15/29 (a)(c)(f)	300	306,375

Commercial Services—0.7%
Avis Budget Car Rental LLC,
5.75%, 7/15/27 (a)(c)(f)	455	481,736
Herc Holdings, Inc.,
5.50%, 7/15/27 (a)(c)(f)	475	502,312
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (a)(c)	445	458,350
RR Donnelley & Sons Co.,
6.00%, 4/1/24 (f)	915	960,750
United Rentals North America, Inc.,
5.25%, 1/15/30 (f)	310	339,063

		2,742,211

Computers—0.1%
Dell International LLC,
7.125%, 6/15/24 (a)(c)(f)	420	431,298

Schedule of Investments

Virtus AllianzGI Diversified Income & Convertible Fund

April 30, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Containers & Packaging—0.3%
Berry Global, Inc.,
5.625%, 7/15/27 (a)(c)(f)	$455	$484,575
Owens-Brockway Glass Container, Inc.,
6.625%, 5/13/27 (a)(c)(f)	385	415,800
Trivium Packaging Finance BV,
8.50%, 8/15/27 (a)(c)(f)	355	379,850

		1,280,225

Distribution/Wholesale—0.1%
Performance Food Group, Inc.,
5.50%, 10/15/27 (a)(c)(f)	450	474,228

Diversified Financial Services—0.6%
Nationstar Mortgage Holdings, Inc.,
5.50%, 8/15/28 (a)(c)	290	292,900
Navient Corp.,
5.00%, 3/15/27	285	287,137
6.75%, 6/15/26 (f)	495	534,600
OneMain Finance Corp. (f),
6.625%, 1/15/28	270	307,125
8.25%, 10/1/23	835	944,594

		2,366,356

Electrical Equipment—0.1%
WESCO Distribution, Inc.,
7.25%, 6/15/28 (a)(c)(f)	210	233,100

Entertainment—1.0%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27 (f)	885	628,350
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (a)(c)(f)	430	457,176
Cedar Fair L.P. (f),
5.375%, 6/1/24	250	251,928
5.375%, 4/15/27	465	478,601
International Game Technology PLC,
6.25%, 1/15/27 (a)(c)(f)	450	505,548
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (a)(c)	450	451,125
Scientific Games International, Inc.,
8.25%, 3/15/26 (a)(c)(f)	430	463,325
Stars Group Holdings BV,
7.00%, 7/15/26 (a)(c)	425	444,125

		3,680,178

Equity Real Estate Investment Trusts (REITs)—0.2%
Iron Mountain, Inc.,
4.875%, 9/15/27 (a)(c)	425	442,000
Service Properties Trust (f),
4.35%, 10/1/24	125	124,375
4.50%, 3/15/25	300	295,185

		861,560

Food & Beverage—0.5%
Kraft Heinz Foods Co.,
6.50%, 2/9/40 (f)	440	581,515

	Principal Amount (000s)	Value

Post Holdings, Inc.,
5.75%, 3/1/27 (a)(c)(f)	$495	$518,512
Simmons Foods, Inc.,
4.625%, 3/1/29 (a)(c)(f)	300	302,313
U.S. Foods, Inc.,
6.25%, 4/15/25 (a)(c)(f)	410	435,500

		1,837,840

Food Service—0.1%
Aramark Services, Inc.,
5.00%, 2/1/28 (a)(c)(f)	390	408,038

Healthcare-Services—0.4%
Centene Corp.,
4.625%, 12/15/29 (f)	395	427,588
Select Medical Corp.,
6.25%, 8/15/26 (a)(c)(f)	345	366,816
Tenet Healthcare Corp.,
6.25%, 2/1/27 (a)(c)(f)	730	765,587

		1,559,991

Home Builders—0.1%
Picasso Finance Sub, Inc.,
6.125%, 6/15/25 (a)(c)	274	291,468

Internet—0.4%
Go Daddy Operating Co. LLC,
5.25%, 12/1/27 (a)(c)(f)	260	272,025
Match Group Holdings II LLC,
5.00%, 12/15/27 (a)(c)(f)	220	231,550
Netflix, Inc.,
5.375%, 11/15/29 (a)(c)(f)	415	492,813
Uber Technologies, Inc. (a)(c)(f),
7.50%, 9/15/27	190	209,526
8.00%, 11/1/26	235	254,317

		1,460,231

Investment Companies—0.1%
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (a)(c)	435	458,925

Iron/Steel—0.2%
Cleveland-Cliffs, Inc.,
5.875%, 6/1/27 (f)	455	477,181
9.875%, 10/17/25 (a)(c)	250	293,438

		770,619

Leisure—0.4%
Carnival Corp. (a)(c),
5.75%, 3/1/27	150	158,157
10.50%, 2/1/26	265	312,342
NCL Corp., Ltd.,
5.875%, 3/15/26 (a)(c)	605	632,225
Royal Caribbean Cruises Ltd.,
11.50%, 6/1/25 (a)(c)(f)	305	353,324

		1,456,048

Lodging—0.5%
Boyd Gaming Corp.,
8.625%, 6/1/25 (a)(c)(f)	560	620,032

Schedule of Investments

Virtus AllianzGI Diversified Income & Convertible Fund

April 30, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Hilton Domestic Operating Co., Inc.,
4.00%, 5/1/31 (a)(c)	$225	$227,250
MGM Resorts International,
4.75%, 10/15/28	305	321,738
6.75%, 5/1/25	145	155,513
Wynn Las Vegas LLC,
5.50%, 3/1/25 (a)(c)(f)	430	459,025

		1,783,558

Machinery-Construction & Mining—0.1%
Terex Corp.,
5.00%, 5/15/29 (a)(c)	445	462,800

Media—1.1%
CCO Holdings LLC (a)(c),
4.50%, 5/1/32	380	383,800
5.375%, 6/1/29	275	298,504
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24 (f)	152	158,650
CSC Holdings LLC (a)(c),
5.00%, 11/15/31	200	200,375
5.75%, 1/15/30	140	148,838
7.50%, 4/1/28 (f)	535	589,169
DISH DBS Corp.,
7.375%, 7/1/28 (f)	420	453,568
Gray Television, Inc. (a)(c)(f),
4.75%, 10/15/30	305	305,000
5.875%, 7/15/26	295	306,063
Meredith Corp.,
6.875%, 2/1/26	293	300,691
Nexstar Broadcasting, Inc.,
5.625%, 7/15/27 (a)(c)(f)	445	470,031
Virgin Media Secured Finance PLC,
5.50%, 5/15/29 (a)(c)(f)	310	331,468

		3,946,157

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27 (f)	670	685,075

Mining—0.4%
FMG Resources August 206 Pty Ltd.,
4.375%, 4/1/31 (a)(c)	305	316,819
Freeport-McMoRan, Inc.,
5.25%, 9/1/29 (f)	475	526,063
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (a)(c)	300	304,500
Joseph T. Ryerson & Son, Inc.,
8.50%, 8/1/28 (a)(c)(f)	272	300,546

		1,447,928

Miscellaneous Manufacturing—0.1%
Koppers, Inc.,
6.00%, 2/15/25 (a)(c)(f)	305	313,388

Oil, Gas & Consumable Fuels—1.0%
Antero Resources Corp.,
7.625%, 2/1/29 (a)(c)	300	325,335

	Principal Amount (000s)	Value

CITGO Petroleum Corp.,
6.375%, 6/15/26 (a)(c)	$135	$138,389
CNX Resources Corp.,
7.25%, 3/14/27 (a)(c)(f)	295	318,665
Comstock Resources, Inc.,
6.75%, 3/1/29 (a)(c)	295	301,342
Continental Resources, Inc.,
4.375%, 1/15/28 (f)	160	174,000
5.75%, 1/15/31 (a)(c)	180	208,800
EQT Corp.,
8.50%, 2/1/30 (f)	265	338,869
Occidental Petroleum Corp. (f),
5.55%, 3/15/26	510	547,612
6.625%, 9/1/30	220	250,800
PBF Holding Co. LLC,
6.00%, 2/15/28 (f)	425	320,699
PDC Energy, Inc.,
5.75%, 5/15/26 (f)	435	452,261
Sunoco L.P.,
5.875%, 3/15/28 (f)	120	126,900
USA Compression Partners L.P.,
6.875%, 9/1/27 (f)	300	315,660

		3,819,332

Paper & Forest Products—0.1%
Mercer International, Inc.,
5.125%, 2/1/29 (a)(c)	300	310,125

Personal Products—0.1%
Edgewell Personal Care Co.,
5.50%, 6/1/28 (a)(c)(f)	300	318,750

Pharmaceuticals—0.7%
AdaptHealth LLC,
4.625%, 8/1/29 (a)(c)	455	452,457
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (a)(c)(f)	550	612,562
Bausch Health Cos., Inc.,
7.25%, 5/30/29 (a)(c)(f)	450	498,640
Horizon Therapeutics USA, Inc.,
5.50%, 8/1/27 (a)(c)(f)	285	304,950
Jazz Securities DAC,
4.375%, 1/15/29 (a)(c)	305	311,863
Organon Finance 1 LLC,
5.125%, 4/30/31 (a)(c)	295	306,092

		2,486,564

Pipelines—0.7%
Cheniere Energy Partners L.P.,
5.625%, 10/1/26 (f)	315	328,388
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25 (f)	220	225,775
6.00%, 2/1/29 (a)(c)	235	242,931
DCP Midstream Operating L.P.,
5.125%, 5/15/29 (f)	370	394,975
EQM Midstream Partners L.P. (a)(c),
4.75%, 1/15/31	155	153,433
6.50%, 7/1/27 (f)	290	320,228

Schedule of Investments

Virtus AllianzGI Diversified Income & Convertible Fund

April 30, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

NGL Energy Operating LLC,
7.50%, 2/1/26 (a)(c)	$290	$303,775
NuStar Logistics L.P.,
6.375%, 10/1/30	305	335,881
Targa Resources Partners L.P.,
6.50%, 7/15/27 (f)	335	364,312

		2,669,698

Real Estate—0.1%
Kennedy-Wilson, Inc.,
5.00%, 3/1/31	445	460,526

Retail—0.2%
Asbury Automotive Group Inc,
4.75%, 3/1/30	267	279,015
L Brands, Inc.,
6.625%, 10/1/30 (a)(c)	325	374,549

		653,564

Semiconductors—0.2%
Amkor Technology, Inc.,
6.625%, 9/15/27 (a)(c)(f)	605	651,204

Software—0.3%
Rackspace Technology Global, Inc.,
5.375%, 12/1/28 (a)(c)(f)	415	423,665
SS&C Technologies, Inc.,
5.50%, 9/30/27 (a)(c)(f)	480	509,940

		933,605

Telecommunications—1.1%
Avaya, Inc.,
6.125%, 9/15/28 (a)(c)(f)	420	446,250
Cincinnati Bell, Inc.,
7.00%, 7/15/24 (a)(c)(f)	330	340,725
CommScope Technologies LLC,
6.00%, 6/15/25 (a)(c)(f)	486	494,505
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	400	442,000
LogMeIn, Inc.,
5.50%, 9/1/27 (a)(c)	430	448,172
Lumen Technologies, Inc. (a)(c),
4.50%, 1/15/29	305	300,425
5.125%, 12/15/26 (f)	490	513,888
Plantronics, Inc.,
4.75%, 3/1/29 (a)(c)(f)	315	310,275
Sprint Corp.,
7.625%, 3/1/26 (f)	465	570,206
T-Mobile USA, Inc.,
3.50%, 4/15/31	295	299,425

		4,165,871

Toys/Games/Hobbies—0.1%
Mattel, Inc.,
5.875%, 12/15/27 (a)(c)(f)	170	186,788

	Principal Amount (000s)	Value

Transportation—0.3%
Fortress Transportation and Infrastructure Investors LLC (a)(c),
5.50%, 5/1/28	$150	$155,437
9.75%, 8/1/27 (f)	265	306,075
XPO Logistics, Inc.,
6.125%, 9/1/23 (a)(c)(f)	600	607,950

		1,069,462

Total Corporate Bonds & Notes (Cost—$53,651,242)		55,992,770

	Shares

CONVERTIBLE PREFERRED STOCK—10.7%

Auto Components—0.6%
Aptiv PLC,
5.50%, 6/15/23, Ser. A	12,960	2,116,368

Diversified Financial Services—1.0%
2020 Mandatory Exchangeable Trust,
6.50%, 5/16/23 (a)(c)(f)	570	1,035,348
KKR & Co., Inc.,
6.00%, 9/15/23, Ser. C (f)	37,580	2,817,748

		3,853,096

Electric Utilities—1.9%
AES Corp.,
6.875%, 2/15/24	14,355	1,564,551
NextEra Energy, Inc.,
5.279%, 3/1/23 (f)	67,060	3,377,812
6.219%, 9/1/23	39,525	1,994,827

		6,937,190

Environmental Services—0.4%
GFL Environmental, Inc.,
6.00%, 3/15/23 (f)	19,260	1,474,738

Hand/Machine Tools—0.7%
Stanley Black & Decker, Inc.,
5.25%, 11/15/22 (f)	22,970	2,802,570

Healthcare-Products—3.0%
Avantor, Inc.,
6.25%, 5/15/22, Ser. A (f)	29,025	2,868,831
Boston Scientific Corp.,
5.50%, 6/1/23, Ser. A	20,065	2,359,243
Danaher Corp.,
4.75%, 4/15/22, Ser. A (f)	3,385	5,800,231

		11,028,305

Machinery-Diversified—0.4%
Colfax Corp.,
5.75%, 1/15/22	9,000	1,654,020

Media—0.4%
ViacomCBS, Inc.,
5.75%, 4/1/24, Ser. A	21,340	1,548,004

Schedule of Investments

Virtus AllianzGI Diversified Income & Convertible Fund

April 30, 2021 (unaudited) (continued)

	Shares	Value

Semiconductors—1.4%
Broadcom, Inc.,
8.00%, 9/30/22, Ser. A (f)	3,490	$5,058,581

Telecommunications—0.9%
2020 Cash Mandatory Exchangeable Trust,
5.25%, 6/1/23 (a)(c)(f)	2,785	3,270,509

Total Convertible Preferred Stock (Cost—$33,012,335)		39,743,381

	Principal Amount (000s)

SENIOR LOANS (a)(b)—0.4%

Entertainment—0.1%
Music Technology Holdings, LLC,
(3 mo. PIK + 8.000%), 8.000%, 12/16/22, Fixed PIK Term Loan	$374	373,541

Healthcare-Products—0.1%
Avantor Funding, Inc.,
(1 mo. LIBOR + 2.250%), 3.250%, 11/8/27, 2020 Incremental Term Loan B4	314	314,134

Software—0.1%
Camelot U.S. Acquisition 1 Co.,
(1 mo. LIBOR + 3.000%), 3.113%, 10/30/26, Term Loan B	323	320,210

Specialty Retail—0.1%
Petco Health and Wellness Co., Inc.,
(3 mo. LIBOR + 3.250%), 4.000%, 3/3/28, 2021 Term Loan B	235	233,498

Total Senior Loans (Cost—$1,244,563)		1,241,383

	Shares

PREFERRED STOCK (a)(d)(e)(h)(i)—0.3%

Media—0.3%
LiveStyle, Inc., Ser. A (cost—$52,401; purchased 2/10/16-12/01/16) (g)	532	81,322
LiveStyle, Inc., Ser. B (cost—$1,127,441; purchased 2/3/16-11/30/16) (g)	11,500	1,150,000
LiveStyle, Inc., Ser. B	1,250	12

Total Preferred Stock (Cost—$2,429,842)		1,231,334

	Units	Value

WARRANTS (d)(e)(h)—0.0%

Banks—0.0%
CCF Holdings LLC, expires 3/25/26	363,920	$76,423

Media—0.0%
LiveStyle, Inc., expires 11/30/21, Ser. C (a)(i)	3,000	— *

Total Warrants (Cost—$0)		76,423

	Principal Amount (000s)

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 4/30/21, 0.00%, due 5/3/21, proceeds $9,023,000; collateralized by U.S. Treasury Inflation Indexed Notes, 0.375%, due 1/15/27, valued at $9,203,528 including accrued interest (cost—$9,023,000)	$9,023	9,023,000

Total Investments, before options written (cost—$412,783,056)—128.7%		477,909,358

Total Options Written—(0.0)% (premiums received—$69,363) (h)		(59,539)

Total Investments, net of options written (cost—$412,713,693)—128.7%		477,849,819

Other assets and liabilities, net—(28.7)%		(106,532,161)

Net Assets—100.0%		$371,317,658

Abbreviations:

LIBOR—London Inter-Bank Offered Rate

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

Virtus AllianzGI Diversified Income & Convertible Fund

April 30, 2021 (unaudited) (continued)

Footnote Legend:

*	Actual amount rounds to less than $1.
(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities may include Rule 144A securities. These securities have an aggregate value of $207,523,962, representing 55.9% of net assets.

(b)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2021.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, these securities amounted to a value of $205,051,245 or 55.2% of net assets.

(d)	Fair-Valued—Securities with an aggregate value of $1,594,405, representing 0.4% of net assets.
(e)	Level 3 security.
(f)	All or partial amount segregated for the benefit of the counterparty as collateral for options written and long-term and short-term loan financing.
(g)	Restricted. The aggregate cost of such securities is $1,179,842. The aggregate value is $1,231,322, representing 0.3% of net assets.
(h)	Non-income producing.
(i)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.3% of net assets.

Options written contracts outstanding at April 30, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Activision Blizzard, Inc.	106.00 USD	5/21/21	(28)	$(2,800)	$(896)	$(1,421)	$525
Advanced Micro Devices, Inc.	105.00 USD	5/21/21	(45)	(4,500)	(450)	(2,842)	2,392
Atlassian Corp. PLC	270.00 USD	5/21/21	(13)	(1,300)	(715)	(2,452)	1,737
Caterpillar, Inc.	245.00 USD	5/21/21	(22)	(2,200)	(1,980)	(2,017)	37
Costco Wholesale Corp.	385.00 USD	5/21/21	(13)	(1,300)	(2,353)	(2,226)	(127)
Crowdstrike Holdings, Inc.	245.00 USD	5/21/21	(30)	(3,000)	(1,890)	(2,536)	646
Deere & Co.	415.00 USD	5/21/21	(16)	(1,600)	(1,744)	(2,080)	336
DexCom, Inc.	440.00 USD	5/21/21	(8)	(800)	(560)	(856)	296
DocuSign, Inc.	250.00 USD	5/21/21	(13)	(1,300)	(1,378)	(1,888)	510
DR Horton, Inc.	105.00 USD	5/21/21	(35)	(3,500)	(2,450)	(2,608)	158
FedEx Corp.	320.00 USD	5/21/21	(19)	(1,900)	(1,311)	(1,981)	670
Match Group, Inc.	180.00 USD	5/21/21	(30)	(3,000)	(4,095)	(3,920)	(175)
MGM Resorts International	45.00 USD	5/21/21	(80)	(8,000)	(2,640)	(2,971)	331
Microchip Technology, Inc.	96.00 USD	5/21/21	(80)	(8,000)	(4,080)	(4,971)	891
Netflix, Inc.	640.00 USD	5/21/21	(8)	(800)	(192)	(2,500)	2,308
NVIDIA Corp.	675.00 USD	5/21/21	(20)	(2,000)	(3,880)	(5,176)	1,296
PayPal Holdings, Inc.	305.00 USD	5/21/21	(44)	(4,400)	(3,960)	(4,823)	863
ServiceNow, Inc.	600.00 USD	5/21/21	(7)	(700)	(315)	(2,895)	2,580
Target Corp.	230.00 USD	5/21/21	(30)	(3,000)	(2,850)	(2,847)	(3)
Tesla, Inc.	850.00 USD	5/21/21	(25)	(2,500)	(6,275)	(10,799)	4,524
Visa, Inc.	235.00 USD	5/21/21	(45)	(4,500)	(15,525)	(5,554)	(9,971)

Total options written contracts					$(59,539)	$(69,363)	$9,824

1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1—quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2— prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the trading in the U.S. markets for investments such as ADRs, financial futures, Exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets by each major security type. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Value at 4/30/21
Assets:
Convertible Bonds & Notes	—	$262,258,096	—	$262,258,096
Common Stock	$108,056,323	—	$286,648	108,342,971
Corporate Bonds & Notes	—	55,992,770	—	55,992,770
Convertible Preferred Stock	35,437,524	4,305,857	—	39,743,381
Senior Loans	—	1,241,383	—	1,241,383
Preferred Stock	—	—	1,231,334	1,231,334
Warrants	—	—	76,423	76,423
Repurchase Agreements	—	9,023,000	—	9,023,000

	143,493,847	332,821,106	1,594,405	477,909,358

Liabilities:
Options Written	(59,539)	—	—	(59,539)

Total Investments	$143,434,308	$332,821,106	$1,594,405	$477,849,819

There were no transfers into or out of Level 3 related to securities held at April 30, 2021.

Management has determined that the total value of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and valuation inputs are not shown for the period ended April 30, 2021.